Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Deposits, by Type [Line Items]
Deposits outstanding by type
Deposits outstanding at December 31, 2021 and 2020 are summarized below by account type.

Deposit Account Type	December 31, 2021	December 31, 2020
Checking	$495,467,035	$372,070,032
Money Market	366,065,262	291,067,575
Savings	97,068,740	74,433,571
Total	$958,601,037	$737,571,178
Certificates:
0.00 – 0.99%	$140,254,173	$122,711,943
1.00 – 1.99%	12,292,837	46,619,682
2.00 – 2.99%	4,814,916	11,193,432
Total	$157,361,926	$180,525,057
Total Deposits	$1,115,962,963	$918,096,235

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2021 and 2020:

	December 31,
	2021	2020
Within 1 Year	$118,119,148	$128,758,122
After 1 Year, Within 2 Years	26,189,318	27,550,051
After 2 Years, Within 3 Years	7,148,260	10,555,458
After 3 Years, Within 4 Years	2,815,491	10,847,730
After 4 Years, Within 5 Years	3,089,709	2,813,696
Total Certificates of Deposits	$157,361,926	$180,525,057